AB Global Risk Allocation Fund, Inc.

Consolidated Portfolio of Investments

August 31, 2021 (unaudited)

Principal Amount (000)			U.S. $ Value

INFLATION-LINKED SECURITIES – 49.6%
Japan – 9.5%
Japanese Government CPI Linked Bond Series 21 0.10%, 03/10/2026	JPY	2,438,287	$22,577,455

United States – 40.1%
U.S. Treasury Inflation Index 0.25%, 01/15/2025 (TIPS)	U.S.$	15,592	16,849,641
0.375%, 07/15/2025 (TIPS)(a)		64,721	71,071,592
0.375%, 01/15/2027 (TIPS)		6,331	7,065,477

			94,986,710

Total Inflation-Linked Securities (cost $111,488,347)			117,564,165

Shares

COMMON STOCKS – 31.1%
Information Technology – 5.4%
Communications Equipment – 0.2%
Cisco Systems, Inc./Delaware		2,148	126,775
F5 Networks, Inc.(b)		462	94,049
Juniper Networks, Inc.		2,077	60,191
Motorola Solutions, Inc.		840	205,145
Nokia Oyj(b)		5,115	30,727
Telefonaktiebolaget LM Ericsson - Class B		4,594	54,416

			571,303

Electronic Equipment, Instruments & Components – 0.4%
Amphenol Corp. - Class A		2,168	166,134
Arrow Electronics, Inc.(b)		775	93,945
Avnet, Inc.		1,566	63,360
CDW Corp./DE		1,016	203,820
Corning, Inc.		2,176	87,018
Flex Ltd.(b)		3,294	61,203
Hexagon AB		5,852	101,478
TE Connectivity Ltd.		878	131,893
Trimble, Inc.(b)		1,320	124,370
Vontier Corp.(b)		269	9,784

			1,043,005

IT Services – 1.5%
Accenture PLC - Class A		613	206,311
Akamai Technologies, Inc.(b)		806	91,279
Alliance Data Systems Corp.		215	21,094
Amadeus IT Group SA - Class A(b)		787	48,068
Atos SE		247	12,842
Automatic Data Processing, Inc.		831	173,712
Black Knight, Inc.(b)		362	27,393
Broadridge Financial Solutions, Inc.		1,174	202,186
Capgemini SE		360	80,923
CGI, Inc.(b)		1,595	142,553

Company	Shares	U.S. $ Value

Cognizant Technology Solutions Corp. - Class A	1,099	$83,865
DXC Technology Co.(b)	635	23,317
Edenred	463	26,261
Fidelity National Information Services, Inc.	1,949	249,024
Fiserv, Inc.(b)	2,368	278,927
FleetCor Technologies, Inc.(b)	249	65,557
Gartner, Inc.(b)	575	177,525
Global Payments, Inc.	1,430	232,575
International Business Machines Corp.	502	70,451
Mastercard, Inc. - Class A	649	224,703
Paychex, Inc.	1,472	168,500
PayPal Holdings, Inc.(b)	1,263	364,578
Sabre Corp.(b) (c)	2,420	27,177
VeriSign, Inc.(b)	824	178,198
Visa, Inc. - Class A(c)	718	164,494
Western Union Co. (The) - Class W	3,117	67,452
Worldline SA/France(b) (d)	725	64,556

		3,473,521

Semiconductors & Semiconductor Equipment – 1.2%
Advanced Micro Devices, Inc.(b)	2,015	223,101
Analog Devices, Inc.	1,479	240,990
Applied Materials, Inc.	967	130,671
ASML Holding NV	269	224,343
Broadcom, Inc.	205	101,928
Infineon Technologies AG	1,599	68,082
Intel Corp.	1,884	101,849
KLA Corp.	609	207,036
Lam Research Corp.	384	232,251
Marvell Technology, Inc.	2,554	156,279
Microchip Technology, Inc.	789	124,157
Micron Technology, Inc.(b)	1,172	86,376
NVIDIA Corp.	1,024	229,222
NXP Semiconductors NV	516	111,007
Qorvo, Inc.(b)	444	83,485
QUALCOMM, Inc.	984	144,343
Skyworks Solutions, Inc.	431	79,071
STMicroelectronics NV	1,365	60,806
Texas Instruments, Inc.	847	161,701
Xilinx, Inc.	811	126,184

		2,892,882

Software – 1.8%
Adobe, Inc.(b)	449	298,001
ANSYS, Inc.(b)	635	232,004
Autodesk, Inc.(b)	395	122,486
BlackBerry Ltd.(b)	2,745	31,287
Cadence Design Systems, Inc.(b)	1,796	293,610
CDK Global, Inc.	1,015	42,224
Cerence, Inc.(b) (c)	343	37,195
Citrix Systems, Inc.	604	62,133
Constellation Software, Inc./Canada	106	179,644
Dassault Systemes SE	3,230	184,485
Fortinet, Inc.(b)	1,023	322,388
Intuit, Inc.	570	322,683

Company	Shares	U.S. $ Value

Micro Focus International PLC (ADR)	345	$2,084
Microsoft Corp.	995	300,371
NortonLifeLock, Inc.	1,835	48,738
Nuance Communications, Inc.(b)	2,749	151,332
Open Text Corp.	1,658	90,952
Oracle Corp.	1,536	136,904
Palo Alto Networks, Inc.(b)	297	136,929
Sage Group PLC (The)	5,404	55,188
salesforce.com, Inc.(b)	534	141,654
SAP SE	466	69,998
ServiceNow, Inc.(b)	428	275,478
Splunk, Inc.(b)	575	87,900
Synopsys, Inc.(b)	974	323,602
VMware, Inc. - Class A(b) (c)	527	78,455
Workday, Inc. - Class A(b)	384	104,893

		4,132,618

Technology Hardware, Storage & Peripherals – 0.3%
Apple, Inc.	1,628	247,179
Dell Technologies, Inc. - Class C(b)	1,368	133,325
Hewlett Packard Enterprise Co.	3,043	47,045
HP, Inc.	2,579	76,700
NetApp, Inc.	1,082	96,222
Seagate Technology Holdings PLC	978	85,663
Topicus.com, Inc.(b)	197	19,991
Western Digital Corp.(b)	465	29,388
Xerox Holdings Corp.	1,717	38,650

		774,163

		12,887,492

Financials – 4.7%
Banks – 1.2%
ABN AMRO Bank NV (GDR)(b) (d)	1,125	15,673
Agricultural Bank of China Ltd. - Class H	420,000	140,800
Banco Bilbao Vizcaya Argentaria SA(b)	3,189	20,872
Banco de Sabadell SA(b)	16,277	11,604
Banco Santander SA(b)	3,967	14,627
Bank of America Corp.	1,350	56,362
Bank of China Ltd. - Class H	357,000	125,105
Bank of Communications Co., Ltd. - Class H	226,000	129,792
Bank of Ireland Group PLC(b)	2,334	14,609
Bank of Montreal	747	74,342
Bank of Nova Scotia (The)	862	53,395
Bankinter SA	3,395	19,869
Barclays PLC	10,110	25,633
BNP Paribas SA	331	20,969
CaixaBank SA	8,772	27,250
Canadian Imperial Bank of Commerce	584	67,183
China CITIC Bank Corp., Ltd. - Class H	265,000	121,827
China Construction Bank Corp. - Class H	233,000	167,890
China Everbright Bank Co., Ltd. - Class H	345,000	123,656
China Minsheng Banking Corp., Ltd. - Class H	212,400	88,705
CIT Group, Inc.	697	38,628
Citigroup, Inc.	564	40,557
Citizens Financial Group, Inc.	745	32,624

Company	Shares	U.S. $ Value

Comerica, Inc.	403	$29,786
Commerzbank AG(b)	2,045	12,798
Credit Agricole SA	1,641	23,686
Danske Bank A/S	858	14,398
DNB Bank ASA	1,818	38,372
Erste Group Bank AG	821	32,782
Fifth Third Bancorp	1,167	45,350
First Republic Bank/CA	402	79,974
HSBC Holdings PLC	5,317	28,078
Huntington Bancshares, Inc./OH	2,387	37,070
ING Groep NV	1,574	21,712
Intesa Sanpaolo SpA	18,206	51,520
JPMorgan Chase & Co.	448	71,658
KBC Group NV	411	34,540
KeyCorp	1,685	34,239
Lloyds Banking Group PLC	36,308	21,736
M&T Bank Corp.	381	53,344
National Bank of Canada	1,132	89,849
Natwest Group PLC	6,922	20,212
Nedbank Group Ltd.(b)	313	3,986
Nordea Bank Abp	3,090	36,292
Nordea Bank Abp (Finland)	88	1,032
People’s United Financial, Inc.	2,269	37,280
PNC Financial Services Group, Inc. (The)	291	55,610
Raiffeisen Bank International AG	1,044	25,031
Regions Financial Corp.	1,804	36,856
Royal Bank of Canada	718	73,755
Signature Bank/New York NY	215	55,756
Skandinaviska Enskilda Banken AB - Class A	3,315	44,461
Societe Generale SA	422	13,282
Standard Chartered PLC	2,940	18,334
Svenska Handelsbanken AB - Class A	2,923	32,845
Swedbank AB - Class A	1,696	32,695
Toronto-Dominion Bank (The)	1,045	67,861
Truist Financial Corp.	1,653	94,320
UniCredit SpA	1,079	13,454
US Bancorp	800	45,912
Wells Fargo & Co.	690	31,533

		2,893,371

Capital Markets – 1.3%
3i Group PLC	4,463	82,079
Abrdn PLC	11,793	43,088
Affiliated Managers Group, Inc.	225	38,275
Ameriprise Financial, Inc.	250	68,228
Bank of New York Mellon Corp. (The)	853	47,103
BlackRock, Inc. - Class A	109	102,819
Brookfield Asset Management, Inc.(c)	41	2,278
Brookfield Asset Management, Inc. - Class A	1,867	103,868
Charles Schwab Corp. (The)	1,564	113,937
CI Financial Corp.	2,261	43,889
CITIC Securities Co., Ltd. - Class H	80,000	202,622
CME Group, Inc. - Class A	377	76,049
Credit Suisse Group AG	1,310	13,878
Deutsche Bank AG(b)	1,113	13,764
Deutsche Boerse AG	355	61,222
Franklin Resources, Inc.	837	27,152
Goldman Sachs Group, Inc. (The)	162	66,989
Haitong Securities Co., Ltd. - Class H	98,800	91,284

Company	Shares	U.S. $ Value

Hargreaves Lansdown PLC	1,868	$38,794
IGM Financial, Inc.	1,289	47,007
Intercontinental Exchange, Inc.	727	86,898
Invesco Ltd.	1,109	28,080
Investec PLC	4,737	19,922
Jefferies Financial Group, Inc.	1,464	54,109
Julius Baer Group Ltd.	634	43,273
London Stock Exchange Group PLC	1,249	136,820
Moody’s Corp.	325	123,750
Morgan Stanley	1,891	197,477
MSCI, Inc. - Class A	361	229,083
Nasdaq, Inc.	753	147,422
Ninety-One PLC	2,368	8,341
Northern Trust Corp.	412	48,830
Onex Corp.	648	45,403
Partners Group Holding AG	68	120,564
Quilter PLC(d)	3,254	6,763
Raymond James Financial, Inc.	418	58,478
S&P Global, Inc.	311	138,028
Schroders PLC	944	49,079
SEI Investments Co.	695	43,653
St. James’s Place PLC	2,130	47,168
State Street Corp.	421	39,115
T Rowe Price Group, Inc.	627	140,367
UBS Group AG	1,814	30,260

		3,127,208

Consumer Finance – 0.2%
Ally Financial, Inc.	1,228	64,961
American Express Co.	516	85,635
Capital One Financial Corp.	376	62,405
Discover Financial Services	568	72,829
Navient Corp.(c)	1,339	31,078
Provident Financial PLC(b)	1,368	6,706
Synchrony Financial	1,033	51,392

		375,006

Diversified Financial Services – 0.3%
Berkshire Hathaway, Inc. - Class B(b)	231	66,013
Element Fleet Management Corp.	3,194	35,215
EXOR NV	480	40,048
Groupe Bruxelles Lambert SA	1,242	142,291
IHS Markit Ltd.	1,109	133,745
Industrivarden AB - Class C	1,828	63,746
Investor AB	3,608	86,298
Kinnevik AB(b)	1,368	53,600
L E Lundbergforetagen AB - Class B	856	54,692
M&G PLC	1,555	4,405
Voya Financial, Inc.	775	50,360
Wendel SE	294	42,664

		773,077

Insurance – 1.6%
Admiral Group PLC	1,243	61,760
Aegon NV	4,545	22,442
Aflac, Inc.	1,388	78,672
Ageas SA/NV	832	41,577
Alleghany Corp.(b)	66	44,662

Company	Shares	U.S. $ Value

Allianz SE	222	$52,117
Allstate Corp. (The)	643	86,985
American International Group, Inc.	720	39,283
Aon PLC	435	124,784
Arch Capital Group Ltd.(b)	1,779	73,117
Arthur J Gallagher & Co.	958	137,588
Assicurazioni Generali SpA	1,915	39,068
Assurant, Inc.	420	71,446
Aviva PLC	5,185	28,819
Axis Capital Holdings Ltd.	710	36,331
Baloise Holding AG	288	45,925
Brighthouse Financial, Inc.(b)	60	2,938
Brookfield Asset Management Reinsurance Partners Ltd.(b)	12	733
China Life Insurance Co., Ltd. - Class H	44,000	73,777
Chubb Ltd.	371	68,234
Cincinnati Financial Corp.	705	86,997
CNP Assurances	1,623	27,810
Direct Line Insurance Group PLC	8,791	37,347
Everest Re Group Ltd.	214	56,689
Fairfax Financial Holdings Ltd.	85	37,625
Fidelity National Financial, Inc.	1,183	57,766
Gjensidige Forsikring ASA	2,409	56,314
Globe Life, Inc.	598	57,450
Great-West Lifeco, Inc.	2,017	62,397
Hannover Rueck SE	383	70,482
Hartford Financial Services Group, Inc. (The)	878	59,019
iA Financial Corp., Inc.	1,008	55,895
Intact Financial Corp.	960	130,747
Legal & General Group PLC	13,473	50,047
Lincoln National Corp.	446	30,618
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	3,395	7,179
Loews Corp.	1,014	56,652
Manulife Financial Corp.	2,171	42,279
Mapfre SA	8,898	19,201
Markel Corp.(b)	39	49,540
Marsh & McLennan Cos., Inc.	753	118,372
MetLife, Inc.	661	40,982
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	212	61,876
New China Life Insurance Co., Ltd. - Class H	37,000	108,919
NN Group NV	985	51,095
Old Mutual Ltd.	9,763	10,220
Poste Italiane SpA(d)	5,111	69,295
Power Corp. of Canada	3,725	128,551
Principal Financial Group, Inc.	589	39,351
Progressive Corp. (The)	1,147	110,502
Prudential Financial, Inc.	336	35,576
Prudential PLC	1,555	32,398
Reinsurance Group of America, Inc. - Class A	376	43,548
RenaissanceRe Holdings Ltd.	388	60,811
Sampo Oyj - Class A	886	45,784
SCOR SE	791	24,276
Sun Life Financial, Inc.	1,344	69,200
Swiss Life Holding AG	132	68,802
Swiss Re AG	469	43,121
Travelers Cos., Inc. (The)	464	74,105
Trisura Group Ltd.(b)	28	1,008

Company	Shares	U.S. $ Value

Tryg A/S	4,038	$99,982
UnipolSai Assicurazioni SpA	12,165	34,994
Unum Group	830	22,095
Willis Towers Watson PLC	352	77,693
WR Berkley Corp.	1,102	82,992
Zurich Insurance Group AG	154	67,574

		3,805,434

Mortgage Real Estate Investment Trusts (REITs) – 0.1%
AGNC Investment Corp.	2,408	39,274
Annaly Capital Management, Inc.	3,658	31,788

		71,062

Thrifts & Mortgage Finance – 0.0%
New York Community Bancorp, Inc.	3,312	41,466

		11,086,624

Health Care – 3.6%
Biotechnology – 0.3%
AbbVie, Inc.	1,379	166,556
Alkermes PLC(b)	331	10,347
Amgen, Inc.	320	72,170
Biogen, Inc.(b)	169	57,276
BioMarin Pharmaceutical, Inc.(b)	341	28,716
Genmab A/S(b)	279	132,171
Gilead Sciences, Inc.	703	51,164
Grifols SA	2,271	55,518
Idorsia Ltd.(b)	213	5,024
Incyte Corp.(b)	189	14,457
Regeneron Pharmaceuticals, Inc.(b)	66	44,444
Seagen, Inc.(b)	303	50,783
United Therapeutics Corp.(b)	217	46,629
Vertex Pharmaceuticals, Inc.(b)	246	49,271

		784,526

Health Care Equipment & Supplies – 1.3%
Abbott Laboratories	1,269	160,364
Alcon, Inc.	184	15,154
Align Technology, Inc.(b)	301	213,409
Arjo AB - Class B	2,759	35,394
Baxter International, Inc.	1,040	79,269
Becton Dickinson and Co.	362	91,115
Boston Scientific Corp.(b)	1,769	79,870
Coloplast A/S - Class B	742	128,558
Cooper Cos., Inc. (The)	246	110,875
Danaher Corp.	776	251,548
Demant A/S(b)	2,432	137,950
DENTSPLY SIRONA, Inc.	989	61,021
DexCom, Inc.(b)	430	227,651
Edwards Lifesciences Corp.(b)	960	112,493
Getinge AB - Class B	2,759	113,242
Hologic, Inc.(b)	1,129	89,360
IDEXX Laboratories, Inc.(b)	330	222,341
Intuitive Surgical, Inc.(b)	183	192,802

Company	Shares	U.S. $ Value

Koninklijke Philips NV	488	$22,489
Medtronic PLC	683	91,167
ResMed, Inc.	778	226,032
Smith & Nephew PLC	4,175	79,947
Sonova Holding AG	435	167,635
Stryker Corp.	486	134,671
Teleflex, Inc.	270	106,774
Zimmer Biomet Holdings, Inc.	375	56,419

		3,207,550

Health Care Providers & Services – 0.6%
AmerisourceBergen Corp. - Class A	482	58,905
Anthem, Inc.	274	102,785
Cardinal Health, Inc.	702	36,848
Centene Corp.(b)	956	60,209
Cigna Corp.	492	104,132
Covetrus, Inc.(b)	280	6,325
CVS Health Corp.	1,161	100,299
DaVita, Inc.(b)	632	82,647
Fresenius Medical Care AG & Co. KGaA	755	58,052
Fresenius SE & Co. KGaA	693	36,031
HCA Healthcare, Inc.	514	130,032
Henry Schein, Inc.(b)	702	53,064
Humana, Inc.	169	68,516
Laboratory Corp. of America Holdings(b)	407	123,476
McKesson Corp.	241	49,198
Mediclinic International PLC(b)	5,230	22,538
MEDNAX, Inc.(b)	637	20,454
Patterson Cos., Inc.	1,039	31,835
Quest Diagnostics, Inc.	556	84,973
UnitedHealth Group, Inc.	310	129,044
Universal Health Services, Inc. - Class B	362	56,385

		1,415,748

Health Care Technology – 0.0%
Cerner Corp.	701	53,522

Life Sciences Tools & Services – 0.6%
Agilent Technologies, Inc.	816	143,183
Eurofins Scientific SE	1,160	164,593
Illumina, Inc.(b)	183	83,660
IQVIA Holdings, Inc.(b)	646	167,786
Lonza Group AG	278	235,112
Mettler-Toledo International, Inc.(b)	105	163,047
QIAGEN NV(b)	1,521	84,175
Thermo Fisher Scientific, Inc.	346	192,013
Waters Corp.(b)	286	118,410

		1,351,979

Pharmaceuticals – 0.8%
AstraZeneca PLC	729	85,252
AstraZeneca PLC (Sponsored ADR)	492	28,674
Bausch Health Cos., Inc.(b)	834	24,300
Bayer AG	526	29,262
Bristol-Myers Squibb Co.	1,220	81,569
Eli Lilly & Co.	693	178,995

Company	Shares	U.S. $ Value

GlaxoSmithKline PLC	3,649	$73,402
Hikma Pharmaceuticals PLC	2,641	92,183
Jazz Pharmaceuticals PLC(b)	223	29,371
Johnson & Johnson	554	95,914
Mallinckrodt PLC(b)	476	100
Merck & Co., Inc.	863	65,838
Merck KGaA	536	127,352
Novartis AG	923	85,369
Novo Nordisk A/S - Class B	1,284	128,541
Organon & Co.	86	2,914
Orion Oyj - Class B	948	38,669
Perrigo Co. PLC	428	17,527
Pfizer, Inc.	2,016	92,877
Roche Holding AG	268	107,617
Sanofi	604	62,598
Takeda Pharmaceutical Co., Ltd. (Sponsored ADR)(c)	1,184	19,642
UCB SA	558	63,840
Viatris, Inc.	1,277	18,682
Vifor Pharma AG	380	54,107
Zoetis, Inc.	996	203,742

		1,808,337

		8,621,662

Industrials – 3.3%
Aerospace & Defense – 0.5%
Airbus SE(b)	181	24,760
Babcock International Group PLC(b)	1,434	7,161
BAE Systems PLC	2,639	20,617
Boeing Co. (The)(b)	219	48,070
Bombardier, Inc. - Class B(b)	7,317	10,671
CAE, Inc.(b)	2,809	81,110
Dassault Aviation SA	11	12,419
General Dynamics Corp.	241	48,275
Howmet Aerospace, Inc.	824	26,162
Huntington Ingalls Industries, Inc.	180	36,751
L3Harris Technologies, Inc.	1,019	237,437
Leonardo SpA(b)	684	5,569
Lockheed Martin Corp.	198	71,240
Meggitt PLC(b)	2,664	30,406
Northrop Grumman Corp.	198	72,805
Raytheon Technologies Corp.	1,280	108,493
Rolls-Royce Holdings PLC(b)	5,507	8,685
Safran SA	174	21,828
Teledyne Technologies, Inc.(b)	130	60,239
Textron, Inc.	720	52,322
Thales SA	192	19,501
TransDigm Group, Inc.(b)	93	56,495

		1,061,016

Air Freight & Logistics – 0.2%
CH Robinson Worldwide, Inc.	534	48,092
Deutsche Post AG	500	35,155
DSV PANALPINA A/S	295	75,143
Expeditors International of Washington, Inc.	744	92,732
FedEx Corp.	189	50,215

Company	Shares	U.S. $ Value

Kuehne & Nagel International AG	139	$50,800
Royal Mail PLC	3,581	24,389
United Parcel Service, Inc. - Class B	471	92,142

		468,668

Airlines – 0.0%
American Airlines Group, Inc.(b)	507	10,109
Delta Air Lines, Inc.(b)	566	22,889
Deutsche Lufthansa AG(b)	656	6,572
easyJet PLC(b)	784	8,584
International Consolidated Airlines Group SA(b)	4,711	10,378
Southwest Airlines Co.(b)	528	26,284
United Airlines Holdings, Inc.(b)	315	14,651

		99,467

Building Products – 0.2%
A O Smith Corp.	711	51,704
Assa Abloy AB - Class B	848	27,137
Carrier Global Corp.	587	33,811
Cie de Saint-Gobain	254	18,413
Fortune Brands Home & Security, Inc.	681	66,309
Geberit AG	50	41,755
Johnson Controls International PLC	1,024	76,595
Masco Corp.	1,061	64,424
Otis Worldwide Corp.	293	27,021
Resideo Technologies, Inc.(b)	63	2,031

		409,200

Commercial Services & Supplies – 0.3%
Cintas Corp.	386	152,767
G4S PLC(b) (e) (f)	3,969	13,369
ISS A/S(b)	413	9,504
Republic Services, Inc. - Class A	966	119,910
Securitas AB - Class B	1,405	23,373
Societe BIC SA	160	10,652
Stericycle, Inc.(b)	372	25,891
Waste Connections, Inc.	891	115,126
Waste Management, Inc.	916	142,081

		612,673

Construction & Engineering – 0.1%
ACS Actividades de Construccion y Servicios SA	514	13,876
Boskalis Westminster	549	18,072
Bouygues SA	319	13,358
China Railway Group Ltd. - Class H	179,000	85,727
Eiffage SA	192	19,977
Epiroc AB - Class A	436	9,568
Epiroc AB - Class B	520	9,883
Ferrovial SA	1,050	30,407
Fluor Corp.(b) (c)	716	11,929
HOCHTIEF AG	79	6,319
Metso Outotec Oyj	1,685	18,018
Orascom Construction PLC	173	817
Skanska AB - Class B	763	21,996
SNC-Lavalin Group, Inc.	1,097	29,702

Company	Shares	U.S. $ Value

Vinci SA	175	$18,776

		308,425

Electrical Equipment – 0.2%
ABB Ltd.	788	29,152
Acuity Brands, Inc.	140	25,834
AMETEK, Inc.	672	91,372
Eaton Corp. PLC	547	92,093
Emerson Electric Co.	688	72,584
Legrand SA	296	33,961
nVent Electric PLC	481	16,527
Prysmian SpA	537	20,218
Rockwell Automation, Inc.	235	76,481
Schneider Electric SE	198	35,376
Sensata Technologies Holding PLC(b)	858	50,777
Siemens Energy AG(b)	59	1,712
Vestas Wind Systems A/S	760	30,686

		576,773

Industrial Conglomerates – 0.1%
3M Co.	284	55,306
DCC PLC	173	14,706
General Electric Co.	199	20,977
Honeywell International, Inc.	378	87,662
Melrose Industries PLC	8,829	20,387
Roper Technologies, Inc.	184	88,923
Siemens AG	118	19,575
Smiths Group PLC	1,381	27,409

		334,945

Machinery – 0.6%
AGCO Corp.	496	68,260
Alfa Laval AB	849	34,474
Alstom SA	671	28,848
ANDRITZ AG	354	20,369
Atlas Copco AB - Class A	436	29,974
Atlas Copco AB - Class B	520	30,114
Caterpillar, Inc.	323	68,111
CNH Industrial NV	1,193	19,721
Cummins, Inc.	221	52,152
Deere & Co.	289	109,251
Dover Corp.	428	74,626
Electrolux Professional AB - Class B(b)	748	5,847
Flowserve Corp.	599	23,283
Fortive Corp.	674	49,788
GEA Group AG	378	17,448
Illinois Tool Works, Inc.	349	81,268
IMI PLC	1,187	29,766
Ingersoll Rand, Inc.(b)	413	21,897
Kone Oyj - Class B	326	27,052
MAN SE	62	5,410
Middleby Corp. (The)(b)	251	45,918
Neles Oyj	392	6,063
PACCAR, Inc.	502	41,099
Parker-Hannifin Corp.	211	62,597
Pentair PLC	481	37,114
Sandvik AB	907	23,146
Schindler Holding AG	78	25,188

Company	Shares	U.S. $ Value

Schindler Holding AG (REG)	81	$25,248
SKF AB - Class B	706	18,031
Snap-on, Inc.	233	52,413
Stanley Black & Decker, Inc.	329	63,586
Trane Technologies PLC	469	93,096
Volvo AB - Class B	910	20,605
Wartsila Oyj Abp	732	10,384
Weir Group PLC (The)(b)	503	12,105
Westinghouse Air Brake Technologies Corp.	457	41,034
Xylem, Inc./NY	796	108,503
Zardoya Otis SA	1,731	11,424

		1,495,213

Marine – 0.0%
AP Moller - Maersk A/S - Class A	10	27,099
AP Moller - Maersk A/S - Class B	9	25,639

		52,738

Professional Services – 0.5%
Adecco Group AG	233	12,961
Bureau Veritas SA	963	32,006
Capita PLC(b)	1,612	1,085
CoStar Group, Inc.(b)	2,870	243,204
Equifax, Inc.	383	104,276
Experian PLC	1,125	49,624
Intertek Group PLC	254	18,417
Jacobs Engineering Group, Inc.	615	83,000
ManpowerGroup, Inc.	340	41,283
Nielsen Holdings PLC	827	17,747
Randstad NV	258	19,001
RELX PLC	1,139	34,259
RELX PLC (London)	1,122	33,673
Robert Half International, Inc.	701	72,483
SGS SA	10	31,428
Thomson Reuters Corp.	1,197	139,866
Verisk Analytics, Inc. - Class A	637	128,521
Wolters Kluwer NV	490	56,350

		1,119,184

Road & Rail – 0.3%
AMERCO(b)	94	62,148
Canadian National Railway Co.	661	77,749
Canadian Pacific Railway Ltd.	1,400	96,196
CSX Corp.	1,578	51,333
JB Hunt Transport Services, Inc.	438	77,701
Kansas City Southern	333	93,463
Norfolk Southern Corp.	311	78,851
Union Pacific Corp.	324	70,256

		607,697

Trading Companies & Distributors – 0.2%
AerCap Holdings NV(b)	317	17,096
Ashtead Group PLC	560	43,777
Brenntag SE	322	32,496
Bunzl PLC	677	24,530
Fastenal Co.	1,510	84,333
Ferguson PLC	296	42,783

Company	Shares	U.S. $ Value

Finning International, Inc.	1,846	$48,050
Rexel SA(b)	970	20,306
Travis Perkins PLC(b)	697	17,268
United Rentals, Inc.(b)	195	68,767
WW Grainger, Inc.	196	85,005

		484,411

Transportation Infrastructure – 0.1%
Aena SME SA(b) (d)	131	20,944
Aeroports de Paris(b)	132	15,545
Atlantia SpA(b)	613	11,483
Fraport AG Frankfurt Airport Services Worldwide(b)	264	17,072
Getlink SE	1,705	27,465
Macquarie Infrastructure Corp.(b)	570	22,714

		115,223

		7,745,633

Consumer Staples – 2.7%
Beverages – 0.5%
Anheuser-Busch InBev SA/NV	336	20,608
Brown-Forman Corp. - Class B	1,553	109,052
Carlsberg AS - Class B	434	75,804
Coca-Cola Co. (The)	2,349	132,272
Coca-Cola Europacific Partners PLC	1,012	59,273
Coca-Cola HBC AG(b)	1,304	47,198
Constellation Brands, Inc. - Class A	321	67,776
Diageo PLC	1,525	73,311
Heineken Holding NV	450	41,743
Heineken NV	502	54,980
Keurig Dr Pepper, Inc.	924	32,959
Molson Coors Beverage Co. - Class B	775	36,836
Monster Beverage Corp.(b)	1,264	123,328
PepsiCo, Inc.	845	132,149
Pernod Ricard SA	347	73,046
Remy Cointreau SA	337	66,365

		1,146,700

Food & Staples Retailing – 0.7%
Alimentation Couche-Tard, Inc. - Class B	3,374	136,335
Carrefour SA	1,249	24,865
Casino Guichard Perrachon SA(b)	448	13,014
Costco Wholesale Corp.	505	230,023
Distribuidora Internacional de Alimentacion SA(b)	54,700	1,305
Empire Co., Ltd. - Class A	3,731	120,655
Etablissements Franz Colruyt NV	915	51,220
George Weston Ltd.	1,283	138,301
ICA Gruppen AB	1,334	66,364
J Sainsbury PLC	10,711	44,768
Jeronimo Martins SGPS SA	2,095	44,402
Koninklijke Ahold Delhaize NV	1,925	64,945
Kroger Co. (The)	1,741	80,138
Loblaw Cos., Ltd.	1,937	136,472
METRO AG	963	12,827
Metro, Inc./CN	3,499	178,243
Rite Aid Corp.(b) (c)	91	1,614

Company	Shares	U.S. $ Value

Sysco Corp.	1,355	$107,926
Tesco PLC	11,257	39,519
Walgreens Boots Alliance, Inc.	793	40,245
Walmart, Inc.	1,159	171,648
Wm Morrison Supermarkets PLC	13,410	53,339

		1,758,168

Food Products – 0.8%
Archer-Daniels-Midland Co.	1,514	90,840
Aryzta AG(b)	6,292	8,784
Associated British Foods PLC	933	25,439
Barry Callebaut AG	33	84,069
Bunge Ltd.	891	67,458
Campbell Soup Co.(c)	1,279	53,373
Chocoladefabriken Lindt & Spruengli AG	9	105,848
Chocoladefabriken Lindt & Spruengli AG (REG)	1	122,195
Conagra Brands, Inc.	1,969	65,213
Danone SA	580	42,355
General Mills, Inc.	1,305	75,442
Hershey Co. (The)	758	134,697
Hormel Foods Corp.(c)	1,930	87,892
Ingredion, Inc.	628	55,176
JM Smucker Co. (The)	614	75,933
Kellogg Co.	1,053	66,487
Kerry Group PLC - Class A	503	73,765
Kraft Heinz Co. (The)	886	31,887
McCormick & Co., Inc./MD	1,800	155,322
Mondelez International, Inc. - Class A	1,174	72,870
Mowi ASA	1,945	52,097
Nestle SA	608	76,784
Orkla ASA	3,826	34,175
Saputo, Inc.	2,289	64,389
Tate & Lyle PLC	4,685	45,501
Tyson Foods, Inc. - Class A	1,060	83,231

		1,851,222

Household Products – 0.4%
Church & Dwight Co., Inc.	1,639	137,119
Clorox Co. (The)	669	112,425
Colgate-Palmolive Co.	1,207	94,086
Edgewell Personal Care Co.(c)	667	28,214
Essity AB - Class B	1,288	41,342
Henkel AG & Co. KGaA	338	30,422
Henkel AG & Co. KGaA (Preference Shares)	356	34,782
Kimberly-Clark Corp.	706	97,294
Procter & Gamble Co. (The)	1,192	169,729
Reckitt Benckiser Group PLC	499	38,094
Spectrum Brands Holdings, Inc.	587	45,821

		829,328

Personal Products – 0.2%
Beiersdorf AG	471	57,163
Coty, Inc. - Class A(b) (c)	2,104	20,556
Estee Lauder Cos., Inc. (The) - Class A	855	291,119
L’Oreal SA	228	106,964
Unilever PLC	811	45,156

Company	Shares	U.S. $ Value

Unilever PLC	860	$47,873

		568,831

Tobacco – 0.1%
Altria Group, Inc.	1,060	53,244
British American Tobacco PLC	579	21,720
British American Tobacco PLC (Sponsored ADR)(c)	643	24,235
Imperial Brands PLC	987	20,931
Philip Morris International, Inc.	715	73,645
Swedish Match AB	13,450	124,260

		318,035

		6,472,284

Consumer Discretionary – 2.6%
Auto Components – 0.1%
Aptiv PLC(b)	302	45,961
Autoliv, Inc.	287	25,368
BorgWarner, Inc.	676	28,852
Cie Generale des Etablissements Michelin SCA - Class B	199	32,217
Continental AG(b)	107	14,380
Faurecia SE	29	1,401
Faurecia SE (Italy)	21	1,009
Goodyear Tire & Rubber Co. (The)(b)	816	12,925
Lear Corp.	199	31,828
Linamar Corp.	630	35,693
Magna International, Inc. - Class A (Canada)	729	57,568
Nokian Renkaat Oyj	578	22,029
Schaeffler AG (Preference Shares)	1,288	11,054
Valeo	282	8,049
Veoneer, Inc.(b) (c)	287	10,275

		338,609

Automobiles – 0.3%
Bayerische Motoren Werke AG	252	23,920
Bayerische Motoren Werke AG (Preference Shares)	288	24,111
Daimler AG	349	29,440
Ferrari NV	303	65,727
Ford Motor Co.(b)	2,754	35,885
General Motors Co.(b)	869	42,590
Harley-Davidson, Inc.	457	18,065
Porsche Automobil Holding SE (Preference Shares)	377	38,140
Renault SA(b)	203	7,557
Stellantis NV	3,025	60,584
Tesla, Inc.(b)	270	198,644
Volkswagen AG	151	50,523
Volkswagen AG (Preference Shares)	138	32,824

		628,010

Distributors – 0.0%
Genuine Parts Co.	435	53,153

Company	Shares	U.S. $ Value

LKQ Corp.(b)	877	$46,209

		99,362

Diversified Consumer Services – 0.0%
H&R Block, Inc.	830	21,289

Hotels, Restaurants & Leisure – 0.5%
Accor SA(b)	515	17,760
Aramark	1,174	40,843
Booking Holdings, Inc.(b)	17	39,094
Carnival Corp.(b)	557	13,446
Carnival PLC(b)	409	8,862
Chipotle Mexican Grill, Inc. - Class A(b)	57	108,490
Compass Group PLC(b)	1,758	36,320
Darden Restaurants, Inc.	368	55,439
Domino’s Pizza, Inc.	151	78,050
Expedia Group, Inc.(b)	215	31,068
Flutter Entertainment PLC(b)	226	43,936
Hilton Worldwide Holdings, Inc.(b)	532	66,426
InterContinental Hotels Group PLC(b)	470	30,030
Las Vegas Sands Corp.(b)	477	21,279
Marriott International, Inc./MD - Class A(b)	350	47,299
McDonald’s Corp.	324	76,937
MGM Resorts International	769	32,775
Norwegian Cruise Line Holdings Ltd.(b) (c)	485	12,532
Restaurant Brands International, Inc.	668	42,918
Royal Caribbean Cruises Ltd.(b) (c)	277	22,916
Sodexo SA(b)	224	18,561
Starbucks Corp.	666	78,248
Travel & Leisure Co.	277	15,169
TUI AG-DI(b)	3,055	13,289
Whitbread PLC(b)	756	33,385
Wyndham Hotels & Resorts, Inc.	277	20,138
Wynn Resorts Ltd.(b)	179	18,203
Yum! Brands, Inc.	630	82,549

		1,105,962

Household Durables – 0.3%
Barratt Developments PLC	2,559	26,029
Berkeley Group Holdings PLC	550	36,534
DR Horton, Inc.	836	79,938
Electrolux AB - Class B	748	19,008
Garmin Ltd.	605	105,530
Husqvarna AB - Class B	2,521	33,866
Leggett & Platt, Inc.(c)	679	32,857
Lennar Corp. - Class A	555	59,557
Lennar Corp. - Class B	11	963
Mohawk Industries, Inc.(b)	156	30,851
Newell Brands, Inc.	610	15,500
Persimmon PLC	763	30,880
PulteGroup, Inc.	1,261	67,917
SEB SA	178	28,019
Taylor Wimpey PLC	9,372	23,592
Toll Brothers, Inc.	690	44,201

Company	Shares	U.S. $ Value

Whirlpool Corp.	167	$36,995

		672,237

Internet & Direct Marketing Retail – 0.3%
Amazon.com, Inc.(b)	29	100,653
eBay, Inc.	1,712	131,379
MercadoLibre, Inc.(b)	134	250,238
Qurate Retail, Inc.	1,207	13,313
Zalando SE(b) (d)	758	84,043

		579,626

Leisure Products – 0.0%
Hasbro, Inc.	367	36,080
Mattel, Inc.(b)	1,058	22,588
Nordic Entertainment Group AB - Class B(b)	65	3,776
Polaris, Inc.	248	29,701

		92,145

Multiline Retail – 0.2%
Canadian Tire Corp., Ltd. - Class A	300	45,654
Dollar General Corp.	382	85,152
Dollar Tree, Inc.(b)	304	27,524
Dollarama, Inc.	1,356	61,832
Kohl’s Corp.	485	27,839
Macy’s, Inc.(b)	699	15,651
Marks & Spencer Group PLC(b)	4,897	12,105
Next PLC	400	43,500
Nordstrom, Inc.(b) (c)	496	14,191
Target Corp.	562	138,803

		472,251

Specialty Retail – 0.4%
Advance Auto Parts, Inc.	173	35,093
AutoNation, Inc.(b) (c)	587	64,036
AutoZone, Inc.(b)	47	72,810
Bath & Body Works, Inc.(g)	409	27,599
Bed Bath & Beyond, Inc.(b) (c)	660	18,176
Best Buy Co., Inc.	397	46,255
CarMax, Inc.(b)	276	34,558
CECONOMY AG(b)	963	4,513
Dick’s Sporting Goods, Inc.(c)	553	77,868
Dixons Carphone PLC	4,868	9,350
Dufry AG(b)	127	6,848
Foot Locker, Inc.(c)	407	23,073
Gap, Inc. (The)	852	22,774
H & M Hennes & Mauritz AB - Class B(b)	936	18,796
Home Depot, Inc. (The)	245	79,914
Industria de Diseno Textil SA	757	25,860
Kingfisher PLC	6,282	30,248
Lowe’s Cos., Inc.	362	73,808
O’Reilly Automotive, Inc.(b)	119	70,696
Ross Stores, Inc.	451	53,398
Signet Jewelers Ltd.	287	22,730
TJX Cos., Inc. (The)	1,056	76,792

Company	Shares	U.S. $ Value

Tractor Supply Co.	570	$110,723
Ulta Beauty, Inc.(b)	91	35,245
Victoria’s Secret & Co.(b)	136	9,017
Wickes Group PLC(b)	782	2,602

		1,052,782

Textiles, Apparel & Luxury Goods – 0.5%
adidas AG	138	48,955
Burberry Group PLC	981	25,119
Capri Holdings Ltd.(b)	474	26,786
Christian Dior SE	102	77,105
Cie Financiere Richemont SA	285	31,456
EssilorLuxottica SA	493	96,870
Gildan Activewear, Inc.	1,287	49,474
Hanesbrands, Inc.(c)	1,331	24,863
Hermes International	67	98,611
HUGO BOSS AG	261	14,573
Kering SA	75	59,739
Kontoor Brands, Inc.(c)	82	4,425
Lululemon Athletica, Inc.(b)	362	144,862
LVMH Moet Hennessy Louis Vuitton SE	90	66,673
NIKE, Inc. - Class B	676	111,364
Pandora A/S	240	28,767
Puma SE	60	7,285
PVH Corp.(b)	229	23,997
Ralph Lauren Corp.	379	44,013
Swatch Group AG (The)	56	15,801
Swatch Group AG (The) (REG)	301	16,556
Tapestry, Inc.(b)	597	24,071
Under Armour, Inc. - Class A(b)	1,122	25,963
Under Armour, Inc. - Class C(b)	1,242	24,914
VF Corp.	576	44,047

		1,136,289

		6,198,562

Materials – 2.5%
Chemicals – 1.4%
Air Liquide SA	447	80,121
Air Products and Chemicals, Inc.	522	140,684
Akzo Nobel NV	408	50,282
Albemarle Corp.(c)	546	129,260
Arkema SA	294	39,074
Axalta Coating Systems Ltd.(b)	2,149	65,630
BASF SE	444	34,348
Celanese Corp. - Class A	722	114,509
CF Industries Holdings, Inc.	1,192	54,141
Chr Hansen Holding A/S	469	43,280
Corteva, Inc.	701	30,823
Covestro AG(d)	458	29,682
Croda International PLC	632	79,557
Dow, Inc.	701	44,093
DuPont de Nemours, Inc.	701	51,888
Eastman Chemical Co.	794	89,849
Ecolab, Inc.	833	187,725
EMS-Chemie Holding AG	47	50,927

Company	Shares	U.S. $ Value

Evonik Industries AG	1,232	$41,597
FMC Corp.	742	69,474
Givaudan SA	25	125,424
International Flavors & Fragrances, Inc.	533	80,750
Johnson Matthey PLC	1,127	45,563
K&S AG(b)	1,009	14,383
Koninklijke DSM NV	642	136,680
LANXESS AG	442	32,219
Linde PLC	436	137,161
Livent Corp.(b) (c)	693	17,235
LyondellBasell Industries NV - Class A	645	64,726
Methanex Corp.	1,103	40,425
Mosaic Co. (The)	2,007	64,585
Novozymes A/S - Class B	559	45,188
Nutrien Ltd.	3,184	193,566
PPG Industries, Inc.	660	105,303
Sherwin-Williams Co. (The)	693	210,443
Sika AG	360	129,710
Solvay SA	330	43,194
Symrise AG	710	101,040
Umicore SA	1,130	74,356
WR Grace & Co.	870	60,587
Yara International ASA	866	43,493

		3,192,975

Construction Materials – 0.1%
CRH PLC	1,075	56,949
HeidelbergCement AG	356	30,875
Holcim Ltd.	595	33,904
Imerys SA	563	26,106
Martin Marietta Materials, Inc.	237	90,356
Vulcan Materials Co.	393	73,071

		311,261

Containers & Packaging – 0.4%
Avery Dennison Corp.	978	220,432
Ball Corp.	1,802	172,920
CCL Industries, Inc. - Class B	1,790	102,180
Crown Holdings, Inc.	1,332	146,240
International Paper Co.	1,270	76,314
Packaging Corp. of America	678	102,853
Sealed Air Corp.	1,509	92,094
Westrock Co.	1,050	54,642

		967,675

Metals & Mining – 0.5%
Agnico Eagle Mines Ltd.	888	51,099
Anglo American PLC	1,415	59,763
Antofagasta PLC	2,036	40,785
ArcelorMittal SA	987	33,104
Arconic Corp.(b)	206	7,105
Barrick Gold Corp. (London)	1,911	38,096
Barrick Gold Corp. (Toronto)	2,364	47,518
BHP Group PLC	1,449	45,058
Boliden AB	977	34,110
Eldorado Gold Corp.(b)	1,427	12,509
First Quantum Minerals Ltd.	3,202	66,697
Franco-Nevada Corp.	739	107,806

Company	Shares	U.S. $ Value
Freeport-McMoRan, Inc.	2,604	$94,760
Fresnillo PLC	1,276	15,005
Glencore PLC(b)	5,705	25,717
Kinross Gold Corp.	6,730	40,487
Newmont Corp.	1,386	80,374
Newmont Corp. (Toronto)	1,053	61,061
Norsk Hydro ASA	4,362	30,112
Nucor Corp.	910	106,980
Rio Tinto PLC	669	49,495
Teck Resources Ltd.- Class B	2,652	59,802
thyssenkrupp AG(b)	1,007	11,221
Turquoise Hill Resources Ltd.(b)	641	9,613
voestalpine AG	636	28,871
Wheaton Precious Metals Corp.	1,870	84,277
Yamana Gold, Inc.	7,199	31,782

		1,273,207

Paper & Forest Products – 0.1%
Mondi PLC	1,889	52,108
Stora Enso Oyj - Class R	2,477	48,597
Svenska Cellulosa AB SCA - Class B	1,288	22,763
UPM-Kymmene Oyj	1,348	54,916
West Fraser Timber Co., Ltd.	1,065	82,236

		260,620

		6,005,738

Utilities – 2.1%
Electric Utilities – 1.1%
Alliant Energy Corp.	1,649	100,243
American Electric Power Co., Inc.	1,054	94,407
Duke Energy Corp.	865	90,531
Edison International	797	46,098
EDP - Energias de Portugal SA	19,584	107,507
Electricite de France SA	3,570	48,416
Emera, Inc.	2,500	118,020
Endesa SA	3,408	81,936
Enel SpA	10,639	96,926
Entergy Corp.	880	97,337
Evergy, Inc.	973	66,602
Eversource Energy	1,141	103,523
Exelon Corp.	1,491	73,089
FirstEnergy Corp.	1,915	74,436
Fortis, Inc./Canada	2,662	121,954
Fortum Oyj	4,004	121,701
Hydro One Ltd.(d)	3,582	89,149
Iberdrola SA	8,534	105,749
NextEra Energy, Inc.	2,156	181,082
OGE Energy Corp.	1,973	69,864
Orsted AS(d)	1,497	238,000
Pinnacle West Capital Corp.	753	57,906
PPL Corp.	1,790	52,536
Red Electrica Corp. SA	3,748	74,748
Southern Co. (The)	1,397	91,825
SSE PLC	3,489	78,378
Terna - Rete Elettrica Nazionale	13,636	107,862
Xcel Energy, Inc.	1,190	81,812

		2,671,637

Company	Shares	U.S. $ Value

Gas Utilities – 0.2%
AltaGas Ltd.	3,076	$61,610
Atmos Energy Corp.	860	83,859
Enagas SA	3,496	79,578
Naturgy Energy Group SA	2,625	67,522
Snam SpA	22,765	134,600
UGI Corp.	1,317	60,990

		488,159

Independent Power and Renewable Electricity Producers – 0.0%
AES Corp. (The)	4,046	96,578

Multi-Utilities – 0.7%
Ameren Corp.	1,162	101,931
Atco Ltd./Canada - Class I	1,665	56,021
Canadian Utilities Ltd. - Class A	2,932	82,988
CenterPoint Energy, Inc.	2,121	53,216
Centrica PLC(b)	23,244	16,610
CMS Energy Corp.	1,535	98,439
Consolidated Edison, Inc.	866	65,340
Dominion Energy, Inc.	1,315	102,360
DTE Energy Co.	687	82,673
E.ON SE	6,694	88,318
Engie SA	3,398	48,693
National Grid PLC	4,604	59,549
NiSource, Inc.	2,608	64,287
Public Service Enterprise Group, Inc.	1,187	75,897
RWE AG	2,734	106,756
Sempra Energy	547	72,401
Suez SA	3,280	76,102
United Utilities Group PLC	6,181	89,887
Veolia Environnement SA	2,624	90,049
WEC Energy Group, Inc.	1,055	99,676

		1,531,193

Water Utilities – 0.1%
American Water Works Co., Inc.	869	158,375
Severn Trent PLC	2,353	89,400

		247,775

		5,035,342

Communication Services – 1.7%
Diversified Telecommunication Services – 0.6%
Altice USA, Inc. - Class A(b)	713	19,565
AT&T, Inc.	2,772	76,008
BCE, Inc.	3,032	158,131
BT Group PLC(b)	7,665	17,918
Charter Communications, Inc. - Class A(b) (c)	83	67,783
Comcast Corp. - Class A	824	50,000
Deutsche Telekom AG	2,256	47,970
Elisa Oyj	1,116	71,525
Eurazeo SE	635	65,324
Eutelsat Communications SA	1,132	13,093
Iliad SA	138	29,675
Koninklijke KPN NV	12,242	39,216
Liberty Global PLC(b)	1,811	52,483

Company	Shares	U.S. $ Value

Liberty Global PLC - Class A(b)	813	$23,366
Liberty Latin America Ltd. - Class C(b)	1,189	17,110
Lumen Technologies, Inc.(c)	3,838	47,207
Orange SA	2,176	24,739
Proximus SADP	1,770	34,703
Shaw Communications, Inc. - Class B	2,404	70,749
Sirius XM Holdings, Inc.(c)	4,633	29,049
Swisscom AG	114	66,911
Telecom Italia SpA/Milano	31,583	14,309
Telecom Italia SpA/Milano (Savings Shares)	39,625	19,144
Telefonica Deutschland Holding AG	7,772	21,817
Telefonica SA	3,726	18,436
Telenet Group Holding NV	522	19,862
Telenor ASA	2,325	40,731
Telia Co. AB	12,753	54,830
TELUS Corp.	6,684	154,008
United Internet AG	623	26,928
Verizon Communications, Inc.	1,696	93,280

		1,485,870

Entertainment – 0.2%
Activision Blizzard, Inc.	841	69,273
Bollore SA	3,319	19,672
Electronic Arts, Inc.	495	71,879
Modern Times Group MTG AB - Class B(b)	90	1,284
Netflix, Inc.(b)	129	73,425
Vivendi SE	1,098	41,825
Walt Disney Co. (The)(b)	1,074	194,716

		472,074

Interactive Media & Services – 0.4%
Adevinta ASA - Class B(b)	2,027	40,794
Alphabet, Inc. - Class A(b)	78	225,728
Alphabet, Inc. - Class C(b)	76	221,102
Auto Trader Group PLC	4,579	39,598
Cars.com, Inc.(b)	283	3,600
Facebook, Inc. - Class A(b)	387	146,820
TripAdvisor, Inc.(b)	426	14,910
Twitter, Inc.(b)	1,866	120,357
Zillow Group, Inc. - Class C(b) (c)	848	81,213

		894,122

Media – 0.3%
Discovery, Inc. - Class A(b) (c)	1,012	29,186
Discovery, Inc. - Class C(b)	1,427	39,371
DISH Network Corp. - Class A(b) (c)	297	12,946
Fox Corp. - Class A	338	12,655
Fox Corp. - Class B	340	11,774
Interpublic Group of Cos., Inc. (The)	1,393	51,861
ITV PLC(b)	7,799	12,430
JCDecaux SA(b)	889	24,802
Lagardere SA(b)	819	22,658
Liberty Broadband Corp.(b)	346	66,197

Company	Shares	U.S. $ Value

Liberty Media Corp.-Liberty SiriusXM - Class A(b)	944	$46,728
Liberty Media Corp.-Liberty SiriusXM - Class C(b)	855	42,194
News Corp. - Class A	2,510	56,400
Omnicom Group, Inc.	460	33,681
Pearson PLC	1,740	18,349
ProSiebenSat.1 Media SE	638	12,181
Publicis Groupe SA	351	23,043
RTL GROUP(b)	289	17,958
RTL Group SA	30	1,865
Schibsted ASA	973	51,911
Schibsted ASA - Class B	1,054	49,049
SES SA	1,380	11,517
TEGNA, Inc.	850	15,062
ViacomCBS, Inc. - Class B	829	34,362
WPP PLC	1,472	19,959

		718,139

Wireless Telecommunication Services – 0.2%
Millicom International Cellular SA(b)	591	22,365
Rogers Communications, Inc. - Class B	2,193	111,732
T-Mobile US, Inc.(b)	970	132,909
Tele2 AB - Class B	4,849	72,799
Vodafone Group PLC	17,886	30,041

		369,846

		3,940,051

Energy – 1.3%
Energy Equipment & Services – 0.1%
Baker Hughes Co. - Class A	758	17,267
ChampionX Corp.(b)	214	4,992
Core Laboratories NV	280	7,717
Drilling Co. of 1972 A/S (The)(b)	38	1,395
Halliburton Co.	747	14,925
Helmerich & Payne, Inc.	490	13,191
NOV, Inc.(b)	851	11,208
Petrofac Ltd.(b)	6,919	10,017
Saipem SpA(b)	858	2,033
Schlumberger NV	606	16,992
Tenaris SA	3,797	38,218
Weatherford International PLC(b)	1	16

		137,971

Oil, Gas & Consumable Fuels – 1.2%
Antero Resources Corp.(b)	1,271	17,438
APA Corp.	607	11,824
ARC Resources Ltd.	4,153	29,658
BP PLC	13,599	55,325
Cabot Oil & Gas Corp.	1,013	16,097
Cameco Corp.	2,728	50,402
Canadian Natural Resources Ltd.	1,035	34,250
Cenovus Energy, Inc.	5,037	41,800
Cheniere Energy, Inc.(b)	609	53,263
Chevron Corp.	571	55,256
China Petroleum & Chemical Corp. - Class H	230,000	110,662
China Shenhua Energy Co., Ltd. - Class H	99,000	218,919

Company	Shares	U.S. $ Value

Cimarex Energy Co.	268	$17,211
ConocoPhillips	1,067	59,250
Continental Resources, Inc./OK(c)	603	23,686
Crescent Point Energy Corp.	2,365	8,492
Devon Energy Corp.	669	19,769
Diamondback Energy, Inc.	286	22,062
DTE Midstream LLC(b)	343	15,939
Enbridge, Inc.	1,314	51,710
Eni SpA	4,936	60,898
EOG Resources, Inc.	364	24,577
EQT Corp.(b)	539	9,880
Equinor ASA	4,590	97,281
Equitrans Midstream Corp.	431	3,763
Exxon Mobil Corp.	713	38,873
Galp Energia SGPS SA	4,711	48,188
Hess Corp.	565	38,844
HollyFrontier Corp.	1,019	32,944
Imperial Oil Ltd.	1,534	40,598
Inter Pipeline Ltd.	3,237	51,314
Keyera Corp.	1,731	41,682
Kinder Morgan, Inc.	1,880	30,588
Koninklijke Vopak NV	1,705	73,843
Lundin Energy AB	2,787	85,173
Marathon Oil Corp.	1,390	16,332
Marathon Petroleum Corp.	1,407	83,393
Murphy Oil Corp.(c)	914	19,432
Neste Oyj	4,680	285,068
Occidental Petroleum Corp.	864	22,196
OMV AG	1,553	86,022
ONEOK, Inc.	703	36,922
Ovintiv, Inc.	398	10,849
Ovintiv, Inc. (Canada)	403	10,972
Pembina Pipeline Corp.	2,130	64,914
Peyto Exploration & Development Corp.	1,639	8,704
Phillips 66	607	43,152
Pioneer Natural Resources Co.	271	40,561
PrairieSky Royalty Ltd.	1,883	20,656
Range Resources Corp.(b) (c)	940	13,743
Royal Dutch Shell PLC - Class A	3,106	61,559
Royal Dutch Shell PLC - Class B	3,120	61,394
Southwestern Energy Co.(b) (c)	2,381	10,833
Suncor Energy, Inc.	1,483	27,693
Targa Resources Corp.	621	27,274
TC Energy Corp.	1,444	68,557
Thungela Resources Ltd.(b)	141	588
TotalEnergies SE	1,632	72,188
Tourmaline Oil Corp.	1,532	40,970
Valero Energy Corp.	618	40,980
Vermilion Energy, Inc.(b)	920	6,140
Williams Cos., Inc. (The)	1,051	25,949

		2,798,500

		2,936,471

Real Estate – 1.2%
Equity Real Estate Investment Trusts (REITs) – 1.0%
Alexandria Real Estate Equities, Inc.	370	76,357
American Tower Corp.	354	103,428

Company	Shares	U.S. $ Value

AvalonBay Communities, Inc.	234	$53,722
Boston Properties, Inc.	360	40,676
British Land Co. PLC (The)	5,156	37,668
Brixmor Property Group, Inc.	1,101	25,819
Camden Property Trust	472	70,819
Covivio	424	40,410
Crown Castle International Corp.	494	96,177
Digital Realty Trust, Inc.	378	61,958
DigitalBridge Group, Inc.(b) (c)	3,138	21,652
Duke Realty Corp.	1,323	69,471
Equinix, Inc.	91	76,754
Equity Residential	641	53,889
Essex Property Trust, Inc.	185	61,187
Extra Space Storage, Inc.	489	91,399
Federal Realty Investment Trust	282	34,339
Gecina SA	296	46,013
H&R Real Estate Investment Trust	3,643	47,932
Hammerson PLC	28,225	14,143
Healthpeak Properties, Inc.	1,144	41,184
Host Hotels & Resorts, Inc.(b)	1,706	28,251
ICADE	547	47,037
Intu Properties PLC(b) (e) (f)	9,375	0
Iron Mountain, Inc.(c)	1,144	54,626
JBG SMITH Properties	232	6,990
Kimco Realty Corp.	1,471	32,053
Klepierre SA(b)	1,062	26,036
Land Securities Group PLC	3,092	30,199
Macerich Co. (The)	518	8,847
Mid-America Apartment Communities, Inc.	487	93,684
National Retail Properties, Inc.	864	41,135
Prologis, Inc.	1,398	188,255
Public Storage	203	65,693
Realty Income Corp.	678	48,965
Regency Centers Corp.	664	45,564
RioCan Real Estate Investment Trust	3,105	55,152
SBA Communications Corp.	280	100,512
Segro PLC	5,086	89,890
Simon Property Group, Inc.	199	26,756
SL Green Realty Corp.(c)	358	25,089
SmartCentres Real Estate Investment Trust	1,619	39,152
UDR, Inc.	1,200	64,824
Ventas, Inc.	613	34,291
VEREIT, Inc.	687	34,714
Vornado Realty Trust	465	19,474
Welltower, Inc.	621	54,356
Weyerhaeuser Co.	1,110	39,960

		2,466,502

Real Estate Management & Development – 0.2%
CBRE Group, Inc. - Class A(b)	938	90,329
Deutsche Wohnen SE	1,099	68,218
First Capital Real Estate Investment Trust	2,575	36,779
Jones Lang LaSalle, Inc.(b)	249	60,365
Swiss Prime Site AG	732	78,329
Unibail-Rodamco-Westfield(b)	156	13,670

Company	Shares		U.S. $ Value

Vonovia SE		1,235	$83,376

			431,066

			2,897,568

Total Common Stocks (cost $41,027,055)			73,827,427

INVESTMENT COMPANIES – 7.6%
Funds and Investment Trusts – 7.6%(h)
Altaba, Inc.(e) (f)		1,120	0
iShares Global Energy ETF(c)		97,950	2,412,509
iShares Russell 1000 Value ETF - Class E(c)		41,760	6,810,638
iShares Russell 2000 Value ETF(c)		20,070	3,291,480
VanEck Vectors JP Morgan EM Local Currency Bond ETF - Class E		98,020	3,055,283
Vanguard Global ex-U.S. Real Estate ETF		19,860	1,176,904
Vanguard Real Estate ETF(c)		11,760	1,276,901

Total Investment Companies (cost $15,694,631)			18,023,715

	Principal Amount (000)

GOVERNMENTS - SOVEREIGN BONDS – 0.6%
Mexico – 0.6%
Mexico Government International Bond 4.125%, 01/21/2026 (c) (cost $1,172,138)	U.S.$	1,174	1,328,968

	Shares

PREFERRED STOCKS – 0.0%
Materials – 0.0%
Chemicals – 0.0%
Fuchs Petrolub SE 0.00% (b)		915	46,305

Consumer Discretionary – 0.0%
Internet & Direct Marketing Retail – 0.0%
Qurate Retail, Inc. 8.00%		36	3,888

Real Estate – 0.0%
Real Estate Management & Development – 0.0%
Brookfield Property Preferred LP 6.25% (c)		29	749

Total Preferred Stocks (cost $48,064)			50,942

WARRANTS – 0.0%
Energy – 0.0%
Energy Equipment & Services – 0.0%
Weatherford International PLC, expiring 11/26/2023(b)		20	5

Company	Shares	U.S. $ Value

Oil, Gas & Consumable Fuels – 0.0%
Cenovus Energy, Inc., expiring 01/01/2026(b)	200	$915
Occidental Petroleum Corp., expiring 08/03/2027(b)	108	1,093

		2,008

		2,013

Consumer Discretionary – 0.0%
Multiline Retail – 0.0%
Cie Financiere Richemont SA, expiring 11/27/2023(b)	570	293

Total Warrants (cost $1,355)		2,306

SHORT-TERM INVESTMENTS – 7.4%
Investment Companies – 7.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(h) (i) (j) (cost $17,453,700)	17,453,700	17,453,700

Total Investments Before Security Lending Collateral for Securities Loaned – 96.3% (cost $186,885,290)		228,251,223

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 1.1%
Investment Companies – 1.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(h) (i) (j) (cost $2,683,534)	2,683,534	2,683,534

Total Investments – 97.4% (cost $189,568,824)(k)		230,934,757
Other assets less liabilities – 2.6%		6,069,640

Net Assets – 100.0%		$237,004,397

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Brent Crude Futures	39	January 2022	$2,712,840	$8,412
Canadian 10 Yr Bond Futures	61	December 2021	7,065,295	15,931
Cattle Feeder Futures	12	September 2021	978,000	2,141
Cocoa Futures	32	March 2022	820,160	12,323
Coffee Robusta Futures	40	November 2021	810,400	87,589
Coffee ‘C’ Futures	8	March 2022	595,500	13,948
Copper Futures	15	December 2021	1,640,625	(36,521)
Corn Futures	62	March 2022	1,682,525	(45,909)
Cotton No.2 Futures	22	March 2022	1,009,470	21,335
Euro STOXX 50 Index Futures	39	September 2021	1,925,550	27,586
Gasoline RBOB Futures	17	December 2021	1,431,641	(3,137)
Gold 100 OZ Futures	25	December 2021	4,545,250	(7,731)
Hang Seng Index Futures	9	September 2021	1,490,116	9,131

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Japan 10 Yr Bond (OSE) Futures	3	September 2021	$4,149,253	$10,891
KC HRW Wheat Futures	34	March 2022	1,226,550	(24,358)
Lean Hogs Futures	20	February 2022	667,200	(32,122)
Live Cattle Futures	19	February 2022	1,046,900	4,495
LME Nickel Futures	17	November 2021	1,994,508	115,890
LME Primary Aluminum Futures	41	November 2021	2,785,950	260,235
LME Primary Aluminum Futures	5	September 2021	339,125	27,827
LME Zinc Futures	29	November 2021	2,178,444	724
Long Gilt Future	43	December 2021	7,581,364	(16,011)
Low Sulphur Gasoil Futures	28	March 2022	1,649,900	13,007
MSCI Emerging Markets Futures	160	September 2021	10,393,600	(584,884)
MSCI Singapore IX ETS Futures	29	September 2021	759,593	(11,681)
Natural Gas Futures	94	December 2021	4,289,220	314,899
NY Harbor ULSD Futures	18	December 2021	1,598,184	3,263
Platinum Futures	18	October 2021	912,690	(56,484)
S&P 400 E-Mini Futures	6	September 2021	1,651,200	15,872
Silver Futures	11	December 2021	1,320,330	8,528
Soybean Futures	28	March 2022	1,827,350	(35,598)
Soybean Meal Futures	34	March 2022	1,187,620	(26,049)
Soybean Oil Futures	37	March 2022	1,299,588	(21,513)
SPI 200 Futures	24	September 2021	3,281,879	85,101
Sugar 11 (World) Futures	55	February 2022	1,265,880	152,913
TOPIX Index Futures	46	September 2021	8,214,062	22,675
U.S. T-Note 5 Yr (CBT) Futures	64	December 2021	7,918,000	10,950
U.S. T-Note 10 Yr (CBT) Futures	85	December 2021	11,343,516	35,078
Wheat Futures (CBT)	34	March 2022	1,252,900	(24,315)
WTI Crude Futures	42	February 2022	2,806,440	6,533
Sold Contracts
BCOM Commodity Index Futures	1,010	September 2021	9,696,000	(269,801)
FTSE 100 Index Futures	8	September 2021	780,530	979
Japan 10 Yr Bond (OSE) Futures	9	September 2021	12,447,757	(66,727)
LME Nickel Futures	5	November 2021	586,620	(25,696)
LME Primary Aluminum Futures	2	November 2021	135,900	(5,656)
LME Primary Aluminum Futures	5	September 2021	339,125	(35,422)
LME Zinc Futures	6	November 2021	450,713	(7,745)
NASDAQ 100 E-MINI Futures	8	September 2021	2,493,200	(255,381)
OMXS30 Index Futures	7	September 2021	190,930	1,812
S&P 500 E-Mini Futures	7	September 2021	1,582,175	(99,324)
S&P TSX 60 Index Futures	14	September 2021	2,729,537	(78,371)
TOPIX Index Futures	3	September 2021	535,700	(1,518)
U.S. T-Note 10 Yr (CBT) Futures	84	December 2021	11,210,063	(47,374)

				$(529,260)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	603	COP	2,316,769	09/16/2021	$11,384
Bank of America, NA	CAD	13,542	USD	10,822	09/24/2021	89,213
Bank of America, NA	USD	932	CAD	1,166	09/24/2021	(7,864)
Bank of America, NA	ILS	3,070	USD	954	09/30/2021	(3,707)
Bank of America, NA	RUB	69,776	USD	944	09/30/2021	(4,947)
Bank of America, NA	USD	3,035	RUB	226,588	09/30/2021	47,540
Bank of America, NA	DKK	3,946	USD	629	10/13/2021	1,651
Bank of America, NA	USD	946	CHF	867	10/28/2021	2,285

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	EUR	8,861	USD	10,527	11/08/2021	$50,753
Bank of America, NA	USD	3,569	EUR	3,004	11/08/2021	(17,205)
Barclays Bank PLC	MYR	12,656	USD	3,065	09/23/2021	21,637
Barclays Bank PLC	MYR	5,845	USD	1,403	09/23/2021	(3,031)
Barclays Bank PLC	USD	6,752	MYR	27,924	09/23/2021	(36,643)
Barclays Bank PLC	USD	2,836	TWD	79,156	10/21/2021	38,447
BNP Paribas SA	CLP	728,056	USD	954	09/16/2021	13,655
BNP Paribas SA	NZD	8,939	USD	6,218	10/15/2021	(80,131)
BNP Paribas SA	USD	716	TWD	20,055	10/21/2021	11,871
BNP Paribas SA	KRW	1,577,050	USD	1,361	10/28/2021	1,162
BNP Paribas SA	USD	1,420	AUD	1,947	11/09/2021	4,709
Citibank, NA	CLP	483,628	USD	613	09/16/2021	(11,473)
Citibank, NA	USD	956	CLP	748,674	09/16/2021	10,669
Citibank, NA	USD	1,895	CLP	1,420,552	09/16/2021	(59,984)
Citibank, NA	USD	1,406	CNY	9,155	09/16/2021	10,307
Citibank, NA	HUF	283,110	USD	942	09/17/2021	(15,779)
Citibank, NA	USD	961	HUF	287,723	09/17/2021	12,447
Citibank, NA	INR	97,395	USD	1,293	10/08/2021	(36,663)
Citibank, NA	USD	1,397	SEK	11,947	10/13/2021	(11,748)
Citibank, NA	TWD	53,024	USD	1,901	10/21/2021	(24,460)
Citibank, NA	CHF	1,746	USD	1,934	10/28/2021	25,165
Citibank, NA	USD	953	KRW	1,112,041	10/28/2021	5,698
Goldman Sachs Bank USA	BRL	7,568	USD	1,471	09/02/2021	7,825
Goldman Sachs Bank USA	BRL	3,682	USD	702	09/02/2021	(9,941)
Goldman Sachs Bank USA	USD	513	BRL	2,666	09/02/2021	2,110
Goldman Sachs Bank USA	USD	1,668	BRL	8,584	09/02/2021	(8,191)
Goldman Sachs Bank USA	USD	965	TWD	26,676	10/21/2021	3,377
HSBC Bank USA	ILS	3,133	USD	961	09/30/2021	(16,350)
HSBC Bank USA	USD	948	SGD	1,292	11/10/2021	12,464
JPMorgan Chase Bank, NA	BRL	3,885	USD	715	09/02/2021	(36,390)
JPMorgan Chase Bank, NA	USD	755	BRL	3,885	09/02/2021	(4,017)
JPMorgan Chase Bank, NA	USD	1,319	INR	97,395	10/08/2021	10,913
JPMorgan Chase Bank, NA	USD	970	EUR	819	11/08/2021	(1,736)
JPMorgan Chase Bank, NA	HKD	41,560	USD	5,335	11/10/2021	(9,616)
Morgan Stanley Capital Services, Inc.	BRL	1	USD	0	09/02/2021	(1)
Morgan Stanley Capital Services, Inc.	USD	1	BRL	0	09/02/2021	(1)
Morgan Stanley Capital Services, Inc.	CNY	9,153	USD	1,397	09/16/2021	(19,155)
Morgan Stanley Capital Services, Inc.	USD	458	CLP	346,737	09/16/2021	(9,910)
Morgan Stanley Capital Services, Inc.	PLN	3,673	EUR	802	09/17/2021	(11,902)
Morgan Stanley Capital Services, Inc.	USD	1,437	CZK	30,895	09/17/2021	(1,849)
Morgan Stanley Capital Services, Inc.	USD	957	PLN	3,673	09/17/2021	1,696
Morgan Stanley Capital Services, Inc.	MYR	3,669	USD	878	09/23/2021	(4,115)
Morgan Stanley Capital Services, Inc.	USD	10	BRL	01	10/04/2021	1
Morgan Stanley Capital Services, Inc.	USD	906	NOK	7,926	10/13/2021	5,668
Morgan Stanley Capital Services, Inc.	AUD	6,883	USD	4,966	11/09/2021	(70,579)
Morgan Stanley Capital Services, Inc.	GBP	5,582	USD	7,658	11/10/2021	(17,528)
Morgan Stanley Capital Services, Inc.	USD	1,130	GBP	824	11/10/2021	2,587
Natwest Markets PLC	COP	2,316,161	USD	580	09/16/2021	(34,439)
Natwest Markets PLC	MYR	5,755	USD	1,390	09/23/2021	6,534
Societe Generale	SEK	21,045	USD	2,445	10/13/2021	5,850
Societe Generale	USD	909	SEK	7,820	10/13/2021	(2,174)
Standard Chartered Bank	TWD	125,887	USD	4,510	10/21/2021	(61,546)
Standard Chartered Bank	USD	2,336	KRW	2,674,690	10/28/2021	(29,817)
State Street Bank & Trust Co.	USD	584	ZAR	8,349	09/16/2021	(10,313)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	ZAR	6,734	USD	452	09/16/2021	$(10,807)
State Street Bank & Trust Co.	EUR	405	CZK	10,298	09/17/2021	(90)
State Street Bank & Trust Co.	EUR	405	HUF	143,449	09/17/2021	7,173
State Street Bank & Trust Co.	USD	930	CZK	19,950	09/17/2021	(3,412)
State Street Bank & Trust Co.	USD	489	PLN	1,868	09/17/2021	(763)
State Street Bank & Trust Co.	ILS	1,527	USD	475	09/30/2021	(609)
State Street Bank & Trust Co.	USD	477	ILS	1,551	09/30/2021	6,506
State Street Bank & Trust Co.	THB	62,705	USD	1,888	10/07/2021	(57,362)
State Street Bank & Trust Co.	USD	962	THB	31,608	10/07/2021	18,316
State Street Bank & Trust Co.	NOK	10,415	USD	1,167	10/13/2021	(30,963)
State Street Bank & Trust Co.	USD	481	NOK	4,177	10/13/2021	(890)
State Street Bank & Trust Co.	NZD	686	USD	473	10/15/2021	(10,549)
State Street Bank & Trust Co.	USD	479	NZD	686	10/15/2021	3,840
State Street Bank & Trust Co.	CHF	867	USD	961	10/28/2021	12,523
State Street Bank & Trust Co.	USD	514	CHF	463	10/28/2021	(6,886)
State Street Bank & Trust Co.	JPY	2,460,164	USD	22,406	11/17/2021	29,865
State Street Bank & Trust Co.	USD	1,033	JPY	113,101	11/17/2021	(4,404)
UBS AG	CLP	540,026	USD	702	09/16/2021	5,001
UBS AG	CZK	40,989	USD	1,907	09/17/2021	3,167
UBS AG	CAD	1,216	USD	964	09/24/2021	(28)

						$(295,959)

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	30,190	02/15/2024	3 Month LIBOR	2.605%	Quarterly/ Semi-Annual	$1,661,100	$—	$1,661,100
AUD	15,000	07/09/2025	6 Month BBSW	3.168%	Semi-Annual	1,120,325	—	1,120,325
AUD	4,740	02/23/2027	6 Month BBSW	3.040%	Semi-Annual	405,919	—	405,919
NZD	20,260	02/24/2027	3 Month BKBM	3.508%	Quarterly/ Semi-Annual	1,380,153	—	1,380,153
AUD	9,490	02/27/2027	6 Month BBSW	2.975%	Semi-Annual	786,654	—	786,654
NZD	10,120	02/28/2027	3 Month BKBM	3.445%	Quarterly/ Semi-Annual	661,938	—	661,938
AUD	8,630	11/13/2030	6 Month BBSW	0.872%	Semi-Annual	(225,559)	—	(225,559)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
NZD	9,130	11/16/2030	3 Month BKBM	0.839%	Quarterly/ Semi-Annual	$(579,382)	$—	$(579,382)
USD	4,800	04/01/2031	1.744%	3 Month LIBOR	Semi-Annual/ Quarterly	(232,095)	—	(232,095)

						$4,979,053	$—	$4,979,053

VARIANCE SWAPS

Swap Counterparty & Referenced Obligation	Volatility Strike Rate	Payment Frequency	Notional Amount (000)		Market Value	Upfront Premiums (Paid)/ Received	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citibank, NA
USD/JPY 04/19/2022*	6.85%	Maturity	USD	68	$(82,340)	$—	$(82,340)
USD/JPY 04/19/2022*	6.85	Maturity	USD	110	(133,197)	—	(133,197)
UBS AG
USD/JPY 09/30/2021*	7.85	Maturity	USD	61	(148,269)	—	(148,269)
Sale Contracts
Goldman Sachs Bank USA
USD/JPY 09/30/2021*	7.20	Maturity	USD	53	95,759	—	95,759

					$(268,047)	$—	$(268,047)

*	Termination date

(a)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open centrally cleared swaps.
(b)	Non-income producing security.
(c)	Represents entire or partial securities out on loan.
(d)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At August 31, 2021, the aggregate market value of these securities amounted to $618,105 or 0.3% of net assets.

(e)	Fair valued by the Adviser.
(f)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(g)	When-Issued or delayed delivery security.
(h)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(i)	Affiliated investments.
(j)	The rate shown represents the 7-day yield as of period end.
(k)

As of August 31, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $54,767,043 and gross unrealized depreciation of investments was $(9,515,323), resulting in net unrealized appreciation of $45,251,720.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CLP – Chilean Peso

CNY – Chinese Yuan Renminbi

COP – Colombian Peso

CZK – Czech Koruna

DKK – Danish Krone

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

HUF – Hungarian Forint

ILS – Israeli Shekel

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MYR – Malaysian Ringgit

NOK – Norwegian Krone

NZD – New Zealand Dollar

PLN – Polish Zloty

RUB – Russian Ruble

SEK – Swedish Krona

SGD – Singapore Dollar

THB – Thailand Baht

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

ADR – American Depositary Receipt

BBSW – Bank Bill Swap Reference Rate (Australia)

BCOM – Bloomberg Commodity Index

BKBM – Bank Bill Benchmark (New Zealand)

CBT – Chicago Board of Trade

CPI – Consumer Price Index

ETF – Exchange Traded Fund

ETS – Emission Trading Scheme

FTSE – Financial Times Stock Exchange

GDR – Global Depositary Receipt

KC HRW – Kansas City Hard Red Winter

LIBOR – London Interbank Offered Rate

LME – London Metal Exchange

MSCI – Morgan Stanley Capital International

NASDAQ – National Association of Securities Dealers Automated Quotations

OMXS – Stockholm Stock Exchange

OSE – Osaka Securities Exchange

RBOB – Reformulated Gasoline Blend-Stock for Oxygen Blending (Unleaded Gas)

REG – Registered Shares

REIT – Real Estate Investment Trust

SPI – Share Price Index

TIPS – Treasury Inflation Protected Security

TOPIX – Tokyo Price Index

TSX – Toronto Stock Exchange

ULSD – Ultra-Low Sulfur Diesel

WTI – West Texas Intermediate

COUNTRY BREAKDOWN1

August 31, 2021 (unaudited)

66.9%	United States
9.9%	Japan
3.1%	Luxembourg
2.6%	Canada
1.6%	United Kingdom
1.2%	France
1.0%	Switzerland
0.9%	Germany
0.8%	China
0.7%	Sweden
0.6%	Mexico
0.5%	Denmark
0.5%	Netherlands
2.1%	Other
7.6%	Short-Term Investments

100.0%	Total Investments

1

All data are as of August 31, 2021. The Fund’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 0.4% or less in the following: Argentina, Australia, Austria, Belgium, Bermuda, Brazil, Chile, Colombia, Finland, Ireland, Italy, Jordan, Mongolia, Norway, Portugal, Russia, South Africa, Spain, Turkey, United Arab Emirates and Zambia.

AB Global Risk Allocation Fund, Inc.

August 31, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2021:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Inflation-Linked Securities	$—	$117,564,165	$—		$117,564,165
Common Stocks:
Information Technology	11,805,319	1,082,173	—		12,887,492
Financials	6,717,700	4,368,924	—		11,086,624
Health Care	6,264,062	2,357,600	—		8,621,662
Industrials	5,766,035	1,966,229	13,369		7,745,633
Consumer Staples	4,765,421	1,706,863	—		6,472,284
Consumer Discretionary	4,549,986	1,648,576	—		6,198,562
Materials	4,109,441	1,896,297	—		6,005,738
Utilities	3,103,157	1,932,185	—		5,035,342
Communication Services	2,829,734	1,110,317	—		3,940,051
Energy	1,578,305	1,358,166	—		2,936,471
Real Estate	2,322,579	574,989	0	(a)	2,897,568
Investment Companies	18,023,715	—	0	(a)	18,023,715
Governments - Sovereign Bonds	—	1,328,968	—		1,328,968
Preferred Stocks	50,942	—	—		50,942
Warrants	2,306	—	—		2,306
Short-Term Investments	17,453,700	—	—		17,453,700
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	2,683,534	—	—		2,683,534

Total Investments in Securities	92,025,936	138,895,452	13,369		230,934,757
Other Financial Instruments(b):
Assets:
Futures	1,290,068	—	—		1,290,068
Forward Currency Exchange Contracts	—	504,009	—		504,009
Centrally Cleared Interest Rate Swaps	—	6,016,089	—		6,016,089
Variance Swaps	—	95,759	—		95,759
Liabilities:
Futures	(1,819,328)	—	—		(1,819,328)
Forward Currency Exchange Contracts	—	(799,968)	—		(799,968)
Centrally Cleared Interest Rate Swaps	—	(1,037,036)	—		(1,037,036)
Variance Swaps	—	(363,806)	—		(363,806)

Total	$91,496,676	$143,310,499	$13,369		$234,820,544

(a)	The Fund held securities with zero market value at period end.
(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended August 31, 2021 is as follows:

Fund	Market Value 11/30/2020 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 08/31/2021 (000)	Dividend Income (000)
Government Money Market Portfolio	$17,913	$104,677	$105,136	$17,454	$2
Government Money Market Portfolio*	4,092	80,717	82,125	2,684	0	**
Total	$22,005	$185,394	$187,261	$20,138	$2

*	Investments of cash collateral for securities lending transactions.
**	Amount less than $500.